UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1444

DWS Value Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2008 (Unaudited)

DWS Equity Income Fund

	Shares	Value ($)

Common Stocks 98.8%
Consumer Discretionary 5.4%
Hotels Restaurants & Leisure 1.9%
Carnival Corp.	33,900	1,361,763
Pinnacle Entertainment, Inc.*	41,100	637,872

		1,999,635
Media 0.0%
Idearc, Inc.	11,485	37,900
Multiline Retail 1.8%
Family Dollar Stores, Inc.	31,300	669,820
J.C. Penney Co., Inc.	14,000	595,000
Kohl's Corp.*	12,800	625,280

		1,890,100

Specialty Retail 1.7%
Abercrombie & Fitch Co. "A"	15,500	1,151,805
Lowe's Companies, Inc.	26,100	657,459

		1,809,264
Consumer Staples 11.0%
Beverages 1.8%
Diageo PLC (ADR)	22,800	1,867,320
Food & Staples Retailing 2.9%
CVS Caremark Corp.	75,500	3,047,935
Food Products 2.1%
Dean Foods Co.*	35,300	820,372
Unilever NV (NY Shares)	41,100	1,378,494

		2,198,866
Tobacco 4.2%
Altria Group, Inc.	46,919	938,380
Philip Morris International, Inc.*	40,519	2,067,685
UST, Inc.	28,500	1,483,995

		4,490,060
Energy 10.8%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	5,900	593,245
Oil, Gas & Consumable Fuels 10.2%
BP PLC (ADR)	6,000	436,740
Chevron Corp.	19,000	1,826,850
ConocoPhillips	13,474	1,160,785
ExxonMobil Corp.	55,539	5,169,015
Hess Corp.	12,400	1,316,880
Marathon Oil Corp.	20,200	920,514

		10,830,784
Financials 29.4%
Capital Markets 4.8%
Ameriprise Financial, Inc.	24,500	1,163,505
Lazard Ltd. "A"	26,500	1,037,210
Morgan Stanley	12,900	626,940
TD Ameritrade Holding Corp.*	64,000	1,158,400
The Goldman Sachs Group, Inc.	5,400	1,033,398

		5,019,453
Commercial Banks 6.6%
BB&T Corp.	32,500	1,114,425
PNC Financial Services Group, Inc.	29,742	2,062,608
UnionBanCal Corp.	17,500	918,925
Wachovia Corp.	9,000	262,350
Wells Fargo & Co.	86,700	2,579,325

		6,937,633
Consumer Finance 0.8%
Discover Financial Services	46,300	843,123
Diversified Financial Services 8.3%
Bank of America Corp.	73,604	2,763,094
Citigroup, Inc.	85,933	2,171,527
JPMorgan Chase & Co.	80,452	3,833,538

		8,768,159

Insurance 6.2%
Allstate Corp.	43,400	2,185,624
American International Group, Inc.	28,900	1,335,180
Lincoln National Corp.	9,600	516,096
Loews Corp.	60,700	2,556,077

		6,592,977
Thrifts & Mortgage Finance 2.7%
New York Community Bancorp, Inc.	109,900	2,051,833
Washington Mutual, Inc.	66,400	816,056

		2,867,889
Health Care 10.4%
Health Care Equipment & Supplies 3.3%
Baxter International, Inc.	39,007	2,430,916
Zimmer Holdings, Inc.*	14,900	1,104,984

		3,535,900
Life Sciences Tools & Services 1.3%
PerkinElmer, Inc.	49,800	1,322,688
Pharmaceuticals 5.8%
Abbott Laboratories	36,179	1,908,443
Merck & Co., Inc.	42,930	1,633,057
Novartis AG (ADR)	11,000	553,630
Pfizer, Inc.	43,900	882,829
Wyeth	25,560	1,136,653

		6,114,612
Industrials 7.8%
Aerospace & Defense 2.0%
Honeywell International, Inc.	36,059	2,141,904
Electrical Equipment 1.1%
Emerson Electric Co.	22,372	1,169,161
Industrial Conglomerates 4.7%
General Electric Co.	107,418	3,512,569
Textron, Inc.	22,618	1,379,924

		4,892,493
Information Technology 7.0%
Communications Equipment 2.2%
Harris Corp.	27,400	1,480,422
Nokia Oyj (ADR)	29,300	881,051

		2,361,473
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.	33,900	754,614
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	97,700	1,098,148

		1,852,762
Software 3.0%
Microsoft Corp.	64,000	1,825,280
Symantec Corp.*	76,800	1,322,496

		3,147,776
Materials 2.5%
Containers & Packaging 0.6%
Packaging Corp. of America	28,400	624,232

Metals & Mining 1.9%
Alcoa, Inc.	58,200	2,024,196
Telecommunication Services 8.9%
Diversified Telecommunication Services
AT&T, Inc.	125,892	4,873,279
Citizens Communications Co.	153,400	1,644,448
Verizon Communications, Inc.	75,900	2,920,632

		9,438,359
Utilities 5.6%
Electric Utilities 2.8%
FPL Group, Inc.	45,618	3,024,017
Multi-Utilities 2.8%
Sempra Energy	23,600	1,337,412
Wisconsin Energy Corp.	33,800	1,604,148

		2,941,560

Total Common Stocks (Cost $101,432,396)		104,385,476
Cash Equivalents 1.5%
Cash Management QP Trust, 2.54% (a) (Cost $1,588,778)	1,588,778	1,588,778
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $103,021,174) †	100.3	105,974,254
Other Assets and Liabilities, Net	(0.3)	(369,551)

Net Assets	100.0	105,604,703

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $103,541,109. At April 30, 2008, net unrealized appreciation for all securities based on tax cost was $2,433,145. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,593,568 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,160,423.

(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Income Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity Income Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 16, 2008